Ability to Continue As a Going Concern	12 Months Ended
Dec. 31, 2013
Ability To Continue As Going Concern
Ability to Continue As a Going Concern

4. Abilityto Continue As a Going Concern

Theaccompanying financial statements have been prepared in US dollars and in accordance with accounting principles generally acceptedin the United States on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilitiesand commitments in the normal course of business.  The Company commenced its oil and gas exploration activities in 2011.During the year ended December 31, 2013, the Company’s oil and gas properties increased $ 12.2 million in costs. Inaddition, the Company had a working capital deficit of $ 1,240,656 at December 31, 2013, and has not raised additional debt orequity to drill additional wells and support higher costs and expenses in 2014. These conditions raise substantial doubt aboutthe Company’s ability to continue as a going concern.

 TheCompany’s ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and achieveprofitable operations and to generate sufficient cash flow from financing and operations to meet its obligations as they becomepayable. The Company expects that it will need approximately $ 40 million to fund its operations during the next twelve months,which will include minimum annual property lease payments, well expenditures and operating costs and expenses.

Managementhas plans to seek additional capital through private debt for the development of its oil and gas properties and operating costsand expenses. Although there are no assurances that management’s plans will be realized, or that such debt can be obtainon terms reasonable to the Company, management believes that the Company will be able to continue operations in the future.  Inthe event that said funds are not available or acceptable, the Company will consider alternative financing structures and/or slowits exploration activities.  Accordingly, no adjustment relating to the recoverability and classification of recordedasset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation ofthe Company not being able to continue as a going concern.